CERTIFICATION OF
                            STRONG INCOME FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:

                       Strong Advisor Municipal Bond Fund


STRONG INCOME FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Municipal Bond Fund's Prospectus and Statement of Additional Information, each dated February 28, 2003 filed by the Registrant pursuant to Post-Effective Amendment No. 40 (File No. 33-37435; 811-6195), which was filed with the Securities and Exchange Commission on February 28, 2003 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant for the series referenced above.

4. The form of Strong Advisor Municipal Bond Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                     STRONG INCOME FUNDS, INC.

                                     /s/ RICHARD W SMIRL

                                     By:    Richard W. Smirl
                                     Title: Vice President and Secretary


Dated: March 4, 2003